Note 4 - Financing Arrangements	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note D – Financing Arrangements

On May 30, 2014, the Company borrowed $18.0 million under an unsecured bank loan agreement to finance the asset acquisition of Bayou City Pump, Inc. The loan bears interest at LIBOR plus 0.75%, adjustable and payable monthly, and, with annual renewal, matures in August 2015. At December 31, 2014, $12.0 million was outstanding on the loan.

On December 6, 2013, the Company borrowed $6.0 million in a promissory note for the purchase of equipment. The loan bears interest at LIBOR plus 0.75%, adjustable and payable monthly, and was paid in full at December 31, 2014.

On December 17, 2012, the Company borrowed $17.0 million under an unsecured bank loan agreement to finance the asset acquisition of American Turbine. The loan bears interest at LIBOR plus 0.75%, adjustable and payable monthly, and, with annual renewal, matures in August 2015. During 2014, the remaining balance of $3.0 million was paid in full.

The Company may borrow up to $20.0 million with interest at LIBOR plus 0.75% or at alternative rates as selected by the Company under an unsecured bank line of credit which matures in August 2015. At December 31, 2014 and 2013, $20.0 million was available for borrowing.

The Company also has a $10.0 million unsecured bank line of credit with interest at LIBOR plus 0.75% payable monthly which matures in May 2015. At December 31, 2014 and 2013, $6.0 million was available for borrowing after deducting $4.0 million in outstanding letters of credit.

The financing arrangements described above contain nominal restrictive covenants, including limits on additional borrowings and maintenance of certain operating and financial ratios. At December 31, 2014 and 2013, the Company was in compliance with all requirements.

Interest expense, which approximates interest paid, was $134,000, $146,000 and $122,000 in 2014, 2013 and 2012, respectively.

The Company has operating leases for certain offices, manufacturing facilities, land, office equipment and automobiles. Rental expense relating to operating leases was $1.1 million in 2014, 2013 and 2012.

The future minimum lease payments due under these operating leases as of December 31, 2014 are:

2015	2016	2017	2018	2019	Thereafter	Total
$871	$648	$332	$223	$3	$11	$2,088